Cromwell CenterSquare Real Estate Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
REAL ESTATE INVESTMENT TRUSTS - 98.6%
Apartments - 13.1%
American Homes 4 Rent - Class A ....................................................... 13,870 $ 524,425
Camden Property Trust ................................................................. 23,410 2,863,043
Equity Residential ...................................................................... 34,670 2,481,679
Invitation Homes, Inc. .................................................................. 93,540 3,259,869
Mid-America Apartment Communities, Inc. ................................................ 3,870 648,534
UDR, Inc. ............................................................................. 76,776 3,467,972
13,245,522
Diversified - 27.9%
(a)
American Tower Corp. .................................................................. 42,650 9,280,640
Broadstone Net Lease, Inc. ............................................................. 39,248 668,786
Crown Castle, Inc. ..................................................................... 5,050 526,361
Digital Realty Trust, Inc. ................................................................ 26,310 3,769,960
Equinix, Inc. ........................................................................... 8,690 7,085,391
FrontView REIT, Inc. ................................................................... 16,888 215,998
Lamar Advertising Co. - Class A ......................................................... 9,540 1,085,461
SBA Communications Corp. ............................................................. 13,140 2,890,931
VICI Properties, Inc. .................................................................... 37,830 1,234,015
Weyerhaeuser Co. ..................................................................... 49,959 1,462,800
28,220,343
Health Care - 16.9%
Alexandria Real Estate Equities, Inc. ..................................................... 4,500 416,295
American Healthcare REIT, Inc. .......................................................... 45,337 1,373,711
Healthcare Realty Trust, Inc. ............................................................ 23,240 392,756
Healthpeak Properties, Inc. ............................................................. 125,400 2,535,588
National Health Investors, Inc. ........................................................... 7,720 570,199
Omega Healthcare Investors, Inc. ........................................................ 18,410 701,053
Ventas, Inc. ........................................................................... 64,270 4,419,205
Welltower, Inc. ......................................................................... 43,390 6,647,782
17,056,589
Hotels - 2.4%
DiamondRock Hospitality Co. ............................................................ 64,282 496,257
Host Hotels & Resorts, Inc. .............................................................. 102,090 1,450,699
Pebblebrook Hotel Trust ................................................................ 22,550 228,431
Sunstone Hotel Investors, Inc. ........................................................... 21,066 198,231
2,373,618
Manufactured Homes - 1.0%
Sun Communities, Inc. ................................................................ 7,520 967,373
Office Property - 3.9%
BXP, Inc. ............................................................................. 20,130 1,352,535
Cousins Properties, Inc. ................................................................ 44,510 1,313,045
Empire State Realty Trust, Inc. - Class A .................................................. 37,260 291,373

Cromwell CenterSquare Real Estate Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - (Continued)
Vornado Realty Trust ................................................................... 25,372 $ 938,510
3,895,463
Regional Malls - 2.9%
Simon Property Group, Inc. ............................................................. 14,720 2,444,697
The Macerich Co. ...................................................................... 30,070 516,302
2,960,999
Shopping Centers - 6.3%
Brixmor Property Group, Inc. ............................................................ 67,120 1,782,036
Federal Realty Investment Trust ......................................................... 11,430 1,118,083
Kimco Realty Corp. .................................................................... 79,440 1,687,305
Kite Realty Group Trust ................................................................. 58,380 1,305,961
NETSTREIT Corp. ..................................................................... 31,380 497,373
6,390,758
Single Tenant - 5.1%
Agree Realty Corp. ..................................................................... 27,970 2,159,004
NNN REIT, Inc. ........................................................................ 36,640 1,562,696
Realty Income Corp. ................................................................... 24,190 1,403,262
5,124,962
Storage - 8.5%
CubeSmart ........................................................................... 27,390 1,169,827
Extra Space Storage, Inc. ............................................................... 25,790 3,829,557
Iron Mountain, Inc. ..................................................................... 20,228 1,740,417
Public Storage ......................................................................... 6,240 1,867,570
8,607,371
Warehouse/Industrial - 10.6%
Americold Realty Trust, Inc. ............................................................. 35,720 766,551
First Industrial Realty Trust, Inc. ......................................................... 18,810 1,014,988
Lineage, Inc. .......................................................................... 12,860 753,982
LXP Industrial Trust .................................................................... 46,760 404,474
Prologis, Inc. .......................................................................... 56,000 6,260,240
Rexford Industrial Realty, Inc. ........................................................... 38,080 1,490,832
10,691,067
TOTAL INVESTMENTS - 98.6% (Cost $79,244,725) ....................................................... $ 99,534,065
Other Assets in Excess of Liabilities - 1.4% ................................................................ 1,455,650
TOTAL NET ASSETS - 100% ...........................................................................
$ 100,989,715
Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.